1900 K Street, NW Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

August 19, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	abrdn Income Credit Strategies Fund – Preliminary Proxy Statement on Schedule 14A (File No. 811-22485)

Dear Sir or Madam:

On behalf of abrdn Income Credit Strategies Fund, attached for filing by means of the EDGAR system is a preliminary proxy statement on Schedule 14A under the Securities Exchange Act of 1934, as amended.

No fees are required in connection with this filing.

Please contact the undersigned at (202) 261-3360 with any questions or comments.

Sincerely,

/s/ Thomas C. Bogle
Thomas C. Bogle